CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common stock USD ($) shares	Additional Paid-in capital USD ($)	Treasury stock USD ($) shares	Treasury stock USN ($) shares	Retained Earnings (Deficit) USD ($)	Accumulated Other Comprehensive (Loss) USD ($)	Noncontrolling interests USD ($)	USD ($) shares
Balance at the beginning of the year at Mar. 31, 2019	$ 4,963	$ 59,806,865	$ (1,320,468)		$ 69,768,756	$ (1,756,958)		$ 126,503,158
Balance at the beginning of the year (in shares) at Mar. 31, 2019 | shares	49,625,303		(421,220)	(421,220)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation		347,466						347,466
Exercise of share options	$ 32	281,585						281,617
Exercise of share options (in shares) | shares	320,020
Exercise of RSU	$ 4	(4)
Exercise of RSU (in shares) | shares	38,900
Repurchase of ordinary shares			$ (2,667,902)					(2,667,902)
Repurchase of ordinary shares (in shares) | shares			(744,663)	(744,663)
Net (loss) income					(71,198,379)			(71,198,379)
Shareholder's contribution		123,671						123,671
Foreign currency translation adjustment						(5,288,742)		(5,288,742)
Balance at the end of the year at Mar. 31, 2020	$ 4,999	60,559,583	$ (3,988,370)		(1,429,623)	(7,045,700)		48,100,889
Balance at the end of the year (in shares) at Mar. 31, 2020 | shares	49,984,223		(1,165,883)	(1,165,883)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation		55,468						55,468
Exercise of RSU	$ 3	(3)
Exercise of RSU (in shares) | shares	32,234
Net (loss) income					(34,826,989)			(34,826,989)
Foreign currency translation adjustment						3,942,157		3,942,157
Balance at the end of the year at Mar. 31, 2021	$ 5,002	60,615,048	$ (3,988,370)		(36,256,612)	(3,103,543)		$ 17,271,525
Balance at the end of the year (in shares) at Mar. 31, 2021 | shares	50,016,457		(1,165,883)	(1,165,883)				48,850,574
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Private placement	$ 1,902	10,015,298						$ 10,017,200
Private placement (in shares) | shares	19,020,000
Share-based compensation		391,625						391,625
Capital contribution from non-controlling interest							$ 628	628
Exercise of RSU	$ 73	(73)
Exercise of RSU (in shares) | shares	727,476
Net (loss) income					(16,851,064)		1,331	(16,849,733)
Foreign currency translation adjustment						1,454,320	17	1,454,336
Balance at the end of the year at Mar. 31, 2022	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (1,165,883)	$ (53,107,676)	$ (1,649,223)	$ 1,976	$ 12,285,582
Balance at the end of the year (in shares) at Mar. 31, 2022 | shares	69,763,933							68,598,050